Treasury Shares - Summary of Holding of Treasury Shares (Detail) € in Thousands	Jun. 30, 2023 EUR (€) shares
Disclosure Of Holding Of Treasury Shares [Line Items]
January 1, 2023 (Nominal values) | €	€ 149
June 30, 2023 (Nominal values) | €	€ 149
January 1, 2023 (Holding) | shares	1,113,152
June 30, 2023 (Holding) | shares	1,113,152
January 1, 2023 (Holding in % of total outstanding shares)	2.00%
June 30, 2023(Holding in % of total outstanding shares)	1.90%